First Trust Nasdaq Transportation ETF Investment Objectives and Goals - First Trust Nasdaq Transportation ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Nasdaq Transportation ETF (FTXR)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Nasdaq Transportation ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart TransportationTM Index (the “Index”).